Notes to consolidated statement of profit and loss and other comprehensive income - Revenue (Details) € in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Aug. 31, 2018 USD ($)	Apr. 30, 2016 EUR (€) item	Apr. 30, 2016 USD ($) item	May 31, 2015 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2018 USD ($)	Jan. 01, 2018 USD ($)	Dec. 31, 2017 USD ($)
Notes to unaudited condensed consolidated interim statement of profit and loss and other comprehensive income
Milestone payments					€ 11,440	€ 9,677	€ 500
Research and development service fees (FTE)					1,407	6,601	5,110
Deferred revenue					2,161	€ 8,635	€ 20,136	$ 2,161	$ 10,907	$ 8,635
Shire
Notes to unaudited condensed consolidated interim statement of profit and loss and other comprehensive income
Research and development service fees (FTE)					500
LEO Pharma collaboration
Notes to unaudited condensed consolidated interim statement of profit and loss and other comprehensive income
Milestone payments					600
Research and development service fees (FTE)					400
Deferred revenue					100
Amount of preclinical first milestone payment received					500
Pre-IND payments including upfront payments received				€ 4,500
Staten
Notes to unaudited condensed consolidated interim statement of profit and loss and other comprehensive income
Research and development service fees (FTE)					500
AbbVie
Notes to unaudited condensed consolidated interim statement of profit and loss and other comprehensive income
Milestone payments					10,500
Deferred revenue					2,200
Upfront, non-refundable, non-creditable payment received		€ 35,100	$ 40,000
Number of preclinical milestones achieved | item		2	2
Amount of preclinical first milestone payment received		€ 8,900	$ 10,000		€ 8,300
Amount of preclinical second milestone payment received		€ 8,700
Maximum additional development milestone payments | $	$ 110,000
Maximum additional regulatory milestone payments | $	190,000
Maximum additional commercial milestone payments | $	$ 325,000
Term of additional GARP-related research funding	2 years